Cover	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity File Number	000-52566
Entity Registrant Name	SUMMIT HEALTHCARE REIT, INC.
Entity Central Index Key	0001310383
Entity Tax Identification Number	73-1721791
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	23382 Mill Creek Drive
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Laguna Niguel
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	800
Local Phone Number	978-8136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false